SENIOR CREDIT FACILITY	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Senior Credit Facility [Abstract]
SENIOR CREDIT FACILITY

NOTE E—SENIOR CREDIT FACILITY

As of September 30, 2012, the Company had a $5,000 secured revolving credit agreement (“credit agreement”) with Wells Fargo Bank National Association (“Wells Fargo”) with interest due monthly at the 90-day LIBOR plus 4.75% (effectively 5.11% at September 30, 2012), and a maturity date of July 31, 2013. At September 30, 2012 and December 31, 2011, approximately $3,801 and $2,439, respectively, was outstanding under the credit agreement. The borrowings under the credit agreement are limited by specified percentages of the Company’s eligible receivables as defined in the credit agreement. At September 30, 2012, approximately $864 of additional borrowings were available under the revolving credit agreement. The borrowings under the credit agreement are secured by all assets of the Company.

There are certain provisions of the credit agreement that could potentially be interpreted as a subjective acceleration clause. Specifically, Wells Fargo, in its reasonable credit judgment, can assess additional reserves to the borrowing base calculation or reduce the advance rate against accounts receivable to account for changes in the nature of the Company’s business that alter the underlying value of the collateral. The reserve requirements could result in an over-advance borrowing position that could require an accelerated repayment of the over-advance portion. The Company does not anticipate any changes in its business practices that would result in any material adjustments to the borrowing base calculation. However, management cannot be certain that additional reserves will not be assessed by Wells Fargo to the borrowing base calculation. As a result, the Company classifies borrowings under the revolving note as a short-term obligation.

As part of the financing and the related amendments, the Company paid debt issue costs which are amortized into interest expense over the remaining term of the financing. The Company paid $50 of such costs in 2011 related to amendments entered into in 2011. Debt issue costs amortized to interest expense were $8 and $24 for the three- and nine-months ended September 30, 2012. Net debt issue costs at September 30, 2012 were $24.

The Company also has a machinery and equipment loan (the “M&E Loan”) with Wells Fargo. Under the M&E Loan, the Company had outstanding borrowings of $722 at September 30, 2012 and $972 at December 31, 2011. The M&E Loan bears interest at a rate per annum equal to the 90-day LIBOR plus 4.75% through October 21, 2013 (5.11% at September 30, 2012). The Company is obligated to make equal monthly installments of $27, plus interest, commencing on December 1, 2011. Interest expense under this loan was $10 and $36 for the three- and nine-months ended September 30, 2012. In the event that the net forced liquidation value of the machinery and equipment is appraised at less than one-hundred percent of the outstanding M&E Loan principal balance, Wells Fargo may accelerate the repayment obligations over a twelve month period in the amount of such excess.

The credit agreement is due July 31, 2013, and includes the following covenants:

•	Maintenance of minimum net income of not less than $500 during the fiscal year ending on December 31, 2011;

•	Maintenance of a fixed charge coverage ratio of not less than 1.1 to 1.0 as of the end of each fiscal month for the 12 months then ending commencing with the fiscal month ending March 31, 2012;

•	No net loss during any fiscal year-to-date period in excess of $250; and

•	No capital expenditures of more than $600 during any fiscal year ending on or after December 31, 2012.

Interest expense under the Wells Fargo credit agreement, including the M&E Loan and excluding amortization of debt issue costs, was $50 and $146 for the three- and nine-months ended September 30, 2012, and $40 and $176 for the three- and nine-months ended October 2, 2011, respectively.

As of September 30, 2012 and December 31, 2011, the Company was not in violation of any covenants with Wells Fargo.

NOTE G—SENIOR CREDIT FACILITY

Senior credit facility with Wells Fargo

As of December 31, 2011, the Company had a $5,000 secured revolving credit agreement (“credit agreement”) with Wells Fargo Bank National Association (“Wells Fargo”) with interest due monthly at LIBOR plus 4.75% (effectively 5.31% at December 31, 2011), due July 31, 2013. At December 31, 2011 and 2010, approximately $2,439 and $3,263, respectively, was outstanding on the credit facility. The borrowings under the credit facility are limited by specified percentages of the Company’s eligible receivables as defined in the credit agreement. At December 31, 2011, approximately $2,133 of additional borrowings were available under the revolving credit agreement. The credit facility is secured by all assets of the Company.

The provisions of the credit agreement include a lock-box arrangement and certain provisions that could potentially be interpreted as a subjective acceleration clause. More specifically, Wells Fargo, in its reasonable credit judgment, can assess additional reserves to the borrowing base calculation or reduce the advance rate against accounts receivable to account for changes in the nature of the Company’s business that alters the underlying base borrowing calculation. The reserve requirements may result in an over-advance borrowing position that could require an accelerated repayment of the over-advance portion. The Company does not anticipate any changes in its business practices that would result in any material adjustments to the borrowing base calculation. However, management cannot be certain that additional reserves will not be assessed by Wells Fargo to the borrowing base calculation. As a result, the Company classifies borrowings under the revolving note as a short-term obligation.

As part of the financing and the related amendments, the Company paid debt issue costs which get amortized as interest expense over the remaining term of the financing. The Company paid $50 of such costs in 2011 related to 2011 amendments. Debt issue costs amortized to interest expense were $3 and $14 for the years ended December 31, 2011 and 2010, respectively. Net debt issue costs at December 31, 2011 and 2010 were $47 and $0, respectively. The Company also paid fees to Wells Fargo as part of the financing and the related amendments in the amount of $346 in prior years. These fees were recorded as a debt discount. The Company accreted this debt discount to interest expense over the term of the credit facility. Debt discount accreted to interest expense was $0 and $115 for the years ended December 31, 2011 and 2010, respectively. There is no net debt discount at December 31, 2011 and 2010.

Additionally, under a real estate loan with Wells Fargo, the Company has outstanding $0 at December 31, 2011 and $322 at December 31, 2010. Under the loan agreement, the Company was to make monthly installments of $21 per month plus interest. The Company paid interest expense of approximately $18 and $37 for the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011, this loan has terminated.

Interest expense under the Wells Fargo credit agreement, excluding amortization of debt issue costs and accretion of debt discount, was $208 and $482 for the years ended December 31, 2011 and 2010, respectively.

Default and Waiver Agreements

On January 14, 2010, the Company and Wells Fargo executed a Sixth Amendment to the credit agreement (the “Sixth Amendment”). The Sixth Amendment amended the credit agreement in the following respects:

•	Consented to the planned sale of the CES business;

•	Revised the definition of “Borrowing Base”, resulting in lower available borrowings;

•	Required additional weekly principal payments of $10 on the real estate term note; and

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Extended until January 27, 2011, and reduced to $1,000 the previously agreed upon requirement for the Company to raise $2,000 additional capital through subordinated debt, asset sales, or additional cash equity.

On February 14, 2010, the Company received a letter agreement from Wells Fargo which amended the credit agreement as follows:

•	Revised the terms of Wells Fargo’s consent to the sale of our CES business; and

•	Extended until February 19, 2011 the requirement for the Company to raise $1,000 additional capital through subordinated debt, asset sales, or additional cash equity.

On April 15, 2010, the Company and Wells Fargo executed a Seventh Amendment to the credit agreement (the “Seventh Amendment”). The Seventh Amendment amended the credit agreement in the following respects:

•	Waived the Company’s noncompliance with the minimum book net worth and maximum capital expenditures from working capital covenants for the year ended December 31, 2010;

•	Adjusted the minimum book net worth covenant to $21,500 as of December 31, 2010;

•	Adjusted the allowable capital expenditures for the year ended December 31, 2011 to a maximum of $500;

•	Incorporated a monthly minimum EBITDA covenant commencing in April, 2011; and

•	Eliminated the previously agreed upon requirement for the Company to raise $1,000 additional capital through subordinated debt, asset sales, or additional cash equity.

In connection with the Seventh Amendment, the Company agreed to pay Wells Fargo an accommodation fee equal to $75, $25 of which was payable on the date of the execution of the Seventh Amendment, with $25 due within 30 days and $25 due within 60 days.

On December 17, 2010, the Company and Wells Fargo entered into the Eighth Amendment to the credit agreement (“the Eight Amendment”). In the Eighth Amendment, Wells Fargo agreed to extend the senior credit agreement through June 30, 2011, pursuant to the following revised terms:

•	Amortization of the term loan remained at $21 per month through January 31, 2011, when it increased to $52 per month;

•	The term loan is to be paid in full upon the earlier of the sale of the Company’s HKEC business or upon maturity;

•	The real estate loan was to be paid in full by December 31, 2011, using revolver availability;

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Accounts receivable between 91 – 120 days cease to be eligible collateral on the earlier of a sale of the Company’s HKEC business or May 31, 2011, having been subjected to a cap gradually decreasing from $275 in monthly increments of $50 through May 31, 2011;

•	The “percentage of ineligibility” test for accounts owed by an account debtor was to reduce from 35% of the total due from an account debtor to 25%, no later than January 31, 2011;

•	A stop loss covenant of ($400) measured monthly on a year-to-date basis commenced January 1, 2011; and

•	Capital expenditures during 2011 are limited to $200.

Wells Fargo was paid a $25 accommodation fee in connection with the Eighth Amendment.

On June 30, 2011, the Company and Wells Fargo entered into the Ninth Amendment to the credit agreement (“the Ninth Amendment”). In the Ninth Amendment, Wells Fargo agreed to extend our the credit agreement through August 31, 2011, pursuant to the following revised terms:

•	Reduced interest rate of LIBOR plus 4.75%;

•	An addition of up to $300 of eligible progress billing accounts; and

•	A reduced revolver availability of $5,000.

There was no accommodation fee paid to Wells Fargo in connection with the Ninth Amendment.

The Company and Wells Fargo extended the terms of the Ninth Amendment on several occasions until November 30, 2011.

On November 30, 2011, the Company and Wells Fargo entered into the Tenth Amendment to the credit agreement (“the Tenth Amendment”). The Company extended the existing revolver and executed a new machinery and equipment term loan (“M&E Loan”) to reflect its outstanding borrowings under the credit agreement. The M&E Loan bears interest at a rate per annum equal to the 90-day LIBOR plus 475 basis points through July 31, 2013 (5.31% at December 31, 2011). The Company is obligated to make equal monthly installments of $27, plus interest,, commencing on December 1, 2011. In the event that the net forced liquidation value of the machinery and equipment is appraised at less than one-hundred percent of the outstanding M&E Loan principal balance, the Wells Fargo may accelerate the repayment obligations over a twelve month period in the amount of such excess. In the Tenth Amendment, Wells Fargo agreed to extend the credit agreement through July 31, 2013, pursuant to the following revised covenants:

•	Maintenance of minimum net income of not less than $500 during the fiscal year ending on December 31, 2011;

•	Maintenance of a fixed charge coverage ratio of not less than 1.1 to 1.0 as of the end of each fiscal month for the 12 months then ending commencing with the fiscal month ending March 31, 2012;

•	No net loss during any fiscal year-to-date period in excess of $250; and

•	No capital expenditures of more than $600 during any fiscal year ending on or after December 31, 2012.

Wells Fargo was paid a $50 accommodation fee in connection with the Tenth Amendment.

As of December 31, 2011, the Company is not in violation of any covenants with Wells Fargo. As of December 31, 2011, the Company has $2,100 of availability on its revolving credit facility with Wells Fargo.